The Company, basis of presentation and significant accounting policies - Principles of consolidation and composition (Details) - EUR (€)	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Jan. 01, 2019	Dec. 31, 2018
The Company, basis of presentation and significant accounting policies
loss on net monetary position for hyperinflation in Argentina		€ 5,189,000
IFRIC Reclassification IAS 12		2,957,000
Property Plant Equipment Leased Fixed Assets				€ 36,402,000
Long Term Debt To Long Term Lease Liability				9,387,000
Long Term Debt Less Current Portion To Long Term Lease Liabilities Less Current Portion				26,757,000
Repayments Of Long Term Debt To Repayments Of Lease Liabilities		2,724,000
Right of use assets recognized at January 1	€ 4,266,753,000	104,131,000
Initial Application Of Lease Liabilities			€ 4,547,535,000
IFRS 16 Cumulative Effect Retained Earnings			(115,219,000)
IFRS 16 Cumulative Effect Non Controlling Interests			(15,508,000)
Lease Liability Weighted Average Discount Rate	369.00%
Reconciliation Lease Liability [Abstract]
Future Minimum Rental Payments				5,527,638,000
Short Term Leases			21,936,000
Leases Low Value Assets			34,145,000
Payments Future Lease Agreements			0
Other Lease Liability			30,065,575.0000021
Gross Lease Liability			5,441,491,425
Discounting Lease Liability			893,957,425
Lease Liability IFRS 16			4,547,534,000
Capital Lease Liabilities			36,144,000
Lease Liabilities IFRS 16			€ 4,583,678,000
Leasing In The Consolidated Statement Of Income [Abstract]
Right of use asset depreciation	€ 168,893,000
Right Of Use Asset Impairment	0
short term lease expense	12,211,000
Expenses related to low-value assets	6,139,000
Expenses relating to variable lease payments	6,680,000
Other Leasing Expense	0
sublease income	55,000
Interest Expense On Lease Liabilities	41,106,000
Leasing In The Consolidated Balance Sheet [Abstract]
Right Of Use Asset Land	29,144,000
Right Of Use Assets Buildings And Improvements	3,871,970,000
Right Of Use Assets Machinery And Improvements	409,862,000
Right Of Use Assets Advanced Payments	0
Right of Use Assets	4,310,976,000			€ 0
Additions to right of use assets	€ 4,266,753,000	€ 104,131,000